Related parties - Income Statement (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Banco Santander, S.A. (Spain)
Related parties
Interest income and similar income		$ 5	$ 5
Interest expenses and similar charges	$ 1,440	1,275	1,026
Fee and commission income	7	6	171
Fee and commission expense	15	19	1
Gains/(losses) on financial assets and liabilities (net)	(4,346)	24,211	813
Administrative expenses	66
Abbey National Treasury Services plc
Related parties
Gains/(losses) on financial assets and liabilities (net)	(739)	(280)	622
Produban Servicios Informaticos Generales, S.L.
Related parties
Interest income and similar income	86	52	45
Administrative expenses	1,601	1,663	1,377
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander Mexico
Related parties
Interest income and similar income	95	57	37
Interest expenses and similar charges	1,449	1,316	637
Fee and commission expense		41
Other operating income	28		26
Administrative expenses		54	58
Grupo Financiero Santander Mexico, S.A.B. de C.V.
Related parties
Interest expenses and similar charges	16	9	9
Banco S3 Mexico, SA, Institucion de Banca Multiple
Related parties
Interest expenses and similar charges	12
Santander Investment Securities Inc.
Related parties
Fee and commission income	10		7
Fee and commission expense		62
Zurich Santander Seguros Mexico, S.A.
Related parties
Fee and commission income	4,219	4,165	3,929
Other operating income			2
Santander Capital Structuring S.A. de C.V.
Related parties
Interest income and similar income			22
Isban Mexico, S.A. de C.V.
Related parties
Interest expenses and similar charges	28	24	12
Administrative expenses	188	178	92
Santander Global Facilities, S.A. de C.V.
Related parties
Interest expenses and similar charges	28	11
Fee and commission expense	15		131
Other operating income	46	52	62
Administrative expenses	366	206	259
Ingenieria de Software Bancario, S.L.
Related parties
Administrative expenses	165	151	110
Geoban, S.A.
Related parties
Administrative expenses	77	78	76
Aquanima Mexico, S. de R.L. de C.V.
Related parties
Administrative expenses	45	43	47
Gesban Mexico Servicios Administrativos Globales, S.A. de C.V.
Related parties
Administrative expenses	53	52
Santander Back-Offices Globales Mayoristas, S.A.
Related parties
Administrative expenses	61	26
Servicios de Cobranza, Recuperacion y Seguimiento, S.A. de C.V.
Related parties
Interest expenses and similar charges	7	9
Fee and commission expense			92
Administrative expenses	119	110
SAM Asset Management, S.A. de C.V., Sociedad Operadora de Fondos de Inversion
Related parties
Fee and commission income	1,585	1,647	1,363
Fee and commission expense	66	52
Other operating income			7
Other related parties
Related parties
Interest income and similar income	93	2	1
Interest expenses and similar charges	35	9	10
Fee and commission income	9	16	4
Fee and commission expense		11
Gains/(losses) on financial assets and liabilities (net)	19	(44)	(194)
Other operating income	10	39	3
Administrative expenses	$ 34	$ 49	$ 131